Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Leader Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001766436
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2024
Prospectus Date	rr_ProspectusDate	Nov. 28, 2024
Leader Capital Short Term High Yield Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LEADER CAPITAL SHORT TERM HIGH YIELD BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Leader Capital Short Term High Yield Bond Fund (“High Yield Fund” or the “Fund”) is to deliver a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 26 of the Fund’s prospectus and in Sales Charge Deduction and Waivers on page 60 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 226% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	226.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings Inc. (“Fitch”), or, if unrated, as determined by the Advisor to be of comparable quality. Fixed-income securities in which the Fund may invest include:

●	foreign (including emerging markets) and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	U.S. and foreign government securities and domestic municipal securities;

●	asset-backed securities, including agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) and credit-backed securities;

●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign debt obligations;

●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign debt obligations;

●	STRIPS (Separate Trading of Registered Interest and Principal of Securities, a type of zero-coupon debt instrument); and

●	repurchase agreements.

The Fund’s effective average duration of its portfolio investments will normally be three years or less. The Fund considers emerging markets countries to be those countries included in the Dow Jones Emerging Markets Index.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches, with investors in the bottom tranches having the last priority to receive payment. By investing in high yield debt tranches, the Fund will be lower than third in priority for payment. Loans and loan participations may be unsecured, which means that any specific assets of the borrower do not collateralize them. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

Leader Capital Corp. (the “Advisor”) utilizes a fundamental top-down analysis, meaning it analyzes the economy, interest rate cycles, the supply and demand for credit, and the characteristics of individual securities in making investment selections. The Advisor will consider a floating or variable-rate security to have a maturity equal to its stated maturity (or redemption date if it has been called for redemption), except that it may consider (1) variable-rate securities to have a maturity equal to the period remaining until the next readjustment in the interest rate, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature to have a remaining maturity equal to the longer of (a) the next readjustment in the interest rate or (b) the period remaining until the principal can be recovered through demand; and (3) floating-rate securities subject to a demand feature to have a maturity equal to the period remaining until the principal can be recovered through demand.

The Fund may also invest up to 10% of its assets in equity securities, including securities of other investment companies such as exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. Additionally, the Fund may invest in credit default swaps for hedging purposes, as well as various derivatives, including options. It may also engage in foreign currency transactions. The Fund may invest up to 15% of its assets in illiquid securities, including private credit. The Advisor may invest in these securities to hedge against portfolio or market risk, gain market or asset exposure, or for speculative purposes.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist with more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Short Duration Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Short Duration Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Short Duration Fund’s Investor Class shares performance for each calendar year since the Predecessor Short Duration Fund’s inception, as well as the performance of the Fund’s Investor Class after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 711-9164
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leadercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2020	15.28%
Worst Quarter:	03/31/2020	(18.67)%
The Fund’s Investor Class shares had a total return of 14.10% during the period January 1, 2024 to September 30, 2024.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Capital Short Term High Yield Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Leader Capital Short Term High Yield Bond Fund | High-Yield Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Bond Risk. Lower-quality bonds, known as high-yield bonds or “junk bonds,” present a significant risk for loss of principal and interest. Generally, the lower the credit rating of a security, the greater the risk is that the issuer will default on its obligation. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor, or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease, and its income distribution may be reduced.
Leader Capital Short Term High Yield Bond Fund | CLO and CDO Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CLO and CDO Risk. CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The junior tranches are relatively riskier because they have later or last priority on the collateral in the event of default. As a result, the junior tranches of a CLO or CDO generally have a lower credit rating and offer higher coupon rates than the senior tranches, which offer lower coupon rates but have a lower default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk. The junior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.
Leader Capital Short Term High Yield Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain floating-rate securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates from historically low levels and may continue to do so. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Leader Capital Short Term High Yield Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
Leader Capital Short Term High Yield Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund’s use of options, credit default swaps, and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price, and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Leader Capital Short Term High Yield Bond Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Leader Capital Short Term High Yield Bond Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Leader Capital Short Term High Yield Bond Fund | Credit Default Swaps [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Default Swaps. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Leader Capital Short Term High Yield Bond Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Leader Capital Short Term High Yield Bond Fund | Variable and Floating Rate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
Leader Capital Short Term High Yield Bond Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund can prepay principal due on these securities, particularly during periods of declining interest rates.
Leader Capital Short Term High Yield Bond Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. Securities subject to these risks may be less liquid than those that are not subject to these risks.
Leader Capital Short Term High Yield Bond Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
Leader Capital Short Term High Yield Bond Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
Leader Capital Short Term High Yield Bond Fund | Foreign Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Government Securities Risk. The risk involves the possibility that a government may be unable or unwilling to repay its debt due to political or economic factors, including cash flow issues or insufficient foreign reserves. Governments may default on debt securities, potentially leading to debt rescheduling for bondholders. Additionally, there may be no legal recourse or bankruptcy process to collect defaulted government debt.
Leader Capital Short Term High Yield Bond Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Leader Capital Short Term High Yield Bond Fund | Convertible Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Convertible Debt Securities Risk. Convertible debt securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible debt security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible debt security will tend to fluctuate directly with the price of the underlying equity security.
Leader Capital Short Term High Yield Bond Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
Leader Capital Short Term High Yield Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate because of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds. Investments in inverse floating rate securities typically involve greater risk than investments in municipal bonds of comparable maturity and credit quality and their values are more volatile than municipal bonds due to the leverage they entail. Municipal securities are subject to the risk that legislative changes and local and business developments may adversely affect the yield or value of the Fund’s investments in such securities.
Leader Capital Short Term High Yield Bond Fund | Preferred Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Preferred Security Risk. The value of preferred securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred securities are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Leader Capital Short Term High Yield Bond Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.
Leader Capital Short Term High Yield Bond Fund | STRIPS Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	STRIPS Risk. STRIPS are a type of zero-coupon bond. Zero coupon bonds do not make periodic interest payments. Instead, they are sold at a discount from their face value and can be redeemed at face value when they mature. The market value of a zero-coupon bond is generally more volatile than the market value of other fixed income securities with similar maturities that make periodic interest payments. Zero coupon bonds may also respond to changes in interest rates to a greater degree than other fixed income securities with similar maturities and credit quality.
Leader Capital Short Term High Yield Bond Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund’s performance. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.
Leader Capital Short Term High Yield Bond Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Leader Capital Short Term High Yield Bond Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk. The main risk of investing in other investment companies (including open-end, closed-end, and ETFs) is that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.
Leader Capital Short Term High Yield Bond Fund | ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. ETF investments carry security-specific and market risks. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.
Leader Capital Short Term High Yield Bond Fund | Private Investment Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Private Investment Fund Risk. Investments in private investment funds, such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.
Leader Capital Short Term High Yield Bond Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike a mutual fund, an index does not reflect any trading costs or management fees.
1 Year	rr_AverageAnnualReturnYear01	5.10%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.19%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.61%	[1]
Leader Capital Short Term High Yield Bond Fund | BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike a mutual fund, an index does not reflect any trading costs or management fees.
1 Year	rr_AverageAnnualReturnYear01	5.72%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.51%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.49%	[2]
Leader Capital Short Term High Yield Bond Fund | Leader Capital Short Term High Yield Bond Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCCIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.09%
Leader Capital Short Term High Yield Bond Fund | Leader Capital Short Term High Yield Bond Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCCMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.93%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 196
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,254
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	(2.43%)
Annual Return 2016	rr_AnnualReturn2016	(0.88%)
Annual Return 2017	rr_AnnualReturn2017	1.83%
Annual Return 2018	rr_AnnualReturn2018	2.34%
Annual Return 2019	rr_AnnualReturn2019	0.65%
Annual Return 2020	rr_AnnualReturn2020	7.52%
Annual Return 2021	rr_AnnualReturn2021	1.30%
Annual Return 2022	rr_AnnualReturn2022	(13.02%)
Annual Return 2023	rr_AnnualReturn2023	14.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Investor Class shares had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.67%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.43%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Leader Capital Short Term High Yield Bond Fund | Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.30%
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	(0.46%)
Leader Capital Short Term High Yield Bond Fund | Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	(0.53%)
Leader Capital Short Term High Yield Bond Fund | Leader Capital Short Term High Yield Bond Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCAMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 638
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,243
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Leader Capital Short Term High Yield Bond Fund | Leader Capital Short Term High Yield Bond Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 244
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	874
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,796
Leader Capital High Quality Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LEADER CAPITAL HIGH QUALITY INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Leader Capital High Quality Income Fund (the “High Quality Fund” or the “Fund”) is to deliver a high level of current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in How to Purchase Shares on page 26 of the Fund’s prospectus and in Sales Charge Deduction and Waivers on page 60 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any amount of borrowings for investment purposes, in high-quality income-producing debt securities. For the purposes of the Fund’s 80% investment policy, the Fund defines high-quality as being rated at the time of purchase as no lower than Baa3 by Moody’s Investors Service (“Moody’s”), BBB- by Standard & Poor’s Ratings Group (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or, if unrated, as determined by the Advisor to be of comparable quality. The debt securities in which the Fund invests include the following U.S. dollar-denominated domestic and foreign securities:

●	foreign (including emerging markets) and domestic bonds, notes, corporate debt, convertible debt securities, and preferred securities;

●	bank loans and bank loan participations;

●	asset-backed securities, including agency and non-agency commercial mortgage-backed securities (“CMBS”) and residential mortgage-backed securities (“RMBS”) and credit-backed securities;

●	collateralized loan obligations (“CLOs”) that are backed by domestic and foreign debt obligations;

●	collateralized debt obligations (“CDOs”) that are backed by domestic and foreign debt obligations; and

●	U.S. government securities.

The Fund normally invests in debt securities with an interest rate that resets quarterly based on the Secured Overnight Financing Rate (“SOFR”), Effective Federal Funds Rate (“EFFR”), or Overnight Bank Fund Rate (“OBFR”). The Fund allocates assets across debt security types without restriction, subject to its 80% investment policy. The Fund considers emerging markets countries to be those countries included in the Dow Jones Emerging Markets Index.

The Fund invests without restriction on the maturity of any single debt security and its portfolio average effective duration (a measure of a security’s sensitivity to changes in prevailing interest rates). Generally, the Fund’s average effective duration will be 75% to 125% of the three-year average effective duration of the Morningstar® Core Bond Index, although the Fund’s average effective duration will change depending on market conditions and could be up to 15 years depending on prevailing interest rates. The Fund uses effective duration to measure the sensitivity of a debt security’s price to changes in interest rates. The longer a debt security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 1.00%, the price of a debt security or a portfolio of such securities having a duration of 5 years will decrease by about 5.00%. Conversely, when interest rates decrease by 1.00%, the price of a debt security or a portfolio of such securities with a duration of 5 years will generally increase by about 5.00%.

CMBS, RMBS, CLOs, and CDOs are single-purpose investment vehicles that hold baskets of loans and issue securities that are paid from the cash flows of the underlying loans. Normally, CMBS, RMBS, CLOs, and CDOs have multiple tranches, with investors in the bottom tranches having the last priority to receive payment. By investing in investment-grade debt tranches, the Fund will not be less than third in priority for payment. Loans and loan participations may be unsecured, which means that any specific assets of the borrower do not collateralize them. The Fund allocates assets across security types without restriction, subject to its 80% investment policy.

The Advisor utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections for the Fund. The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, its credit rating is downgraded (including, as described above, sales required when a security is downgraded to below investment grade ratings) or when other investment opportunities exist that may have more attractive yields. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area; otherwise, the Fund will focus investment in the shorter-term area of the eligible maturity range.

The Fund may also invest up to 10% of its assets in equity securities, including securities of other investment companies such as exchange-traded funds (“ETFs”), mutual funds (including affiliated mutual funds), closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Fund may also invest up to 20% of its portfolio in non-investment grade bonds (also known as “junk bonds” or “high yield bonds”), which the Fund defines as securities rated lower than Baa3 by Moody’s, BBB- by S&P or Fitch, or, if unrated, as determined by the Advisor to be of comparable quality. The Fund may also invest in various derivatives, including options and credit default swaps, foreign currency transactions, and private credit, including securities that may be illiquid up to the maximum amount permitted under the law. The Advisor may invest in these securities to hedge against portfolio or market risk, gain market or asset exposure, or for speculative purposes.

The Advisor may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate or when other investment opportunities exist with more attractive yields. As a result of its trading strategy, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover and commissions than many investment companies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund was reorganized on July 15, 2019, from a series of Northern Lights Fund Trust (the “Predecessor Fund”) to a series of Leader Funds Trust (the “Reorganization”). As a result of the Reorganization, the Fund is the accounting successor of the Predecessor Fund. The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Predecessor Fund’s Investor Class shares performance for each calendar year since the Predecessor Fund’s inception, as well as the performance of the Fund’s Investor Class shares after the Reorganization. Returns for the Fund’s other Classes of shares would be substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The performance table compares the performance of the Fund’s shares over time to the performance of the ICE BofA 1-3 Year US Corporate/Government Bond Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.leadercapital.com or by calling (800) 711-9164.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 711-9164
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.leadercapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/2020	13.38%
Worst Quarter:	3/31/2020	(13.92)%
The Fund’s Investor Class shares had a total return of 5.18% during the period January 1, 2024 to September 30, 2024.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown for only Investor Class shares, and after-tax returns for other classes will vary.

Leader Capital High Quality Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with all mutual funds, you could lose money on your investment in the Fund.
Leader Capital High Quality Income Fund | CLO and CDO Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	CLO and CDO Risk. CLO and CDO securities may be riskier and less transparent than direct investments in the underlying loans and debt obligations. The risks of investing in CLOs and CDOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CLO or CDO, respectively, in which the Fund invests. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. As a result, the senior tranches of a CLO or CDO generally have a higher credit rating and offer lower coupon rates than the junior tranches, which offer higher coupon rates to compensate for their higher default risk. The CLOs and CDOs in which the Fund may invest may incur, or may have already incurred, debt that is senior to the Fund’s investment. CLOs and CDOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs and CDOs in which the Fund invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs and CDOs, and in turn the Fund, to the risk of significant loss if there is a downturn in a particular industry in which the CLO or CDO is concentrated.
Leader Capital High Quality Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The value of the Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of income producing instruments may decrease. This risk increases as the term of the note increases. Income earned on floating- or variable-rate securities will vary as interest rates decrease or increase. However, the interest rates on variable-rate securities, as well as certain securities whose interest rates are reset only periodically, can fluctuate in value because of interest rate changes when there is an imperfect correlation between the interest rates on the securities and prevailing market interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk. The risks associated with rising interest rates are heightened under current market conditions given that the U.S. Federal Reserve has begun to raise interest rates from historically low levels and may continue to do so. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed-income investments when due.
Leader Capital High Quality Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. Some securities may have few market-makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price which represents current or fair market value.
Leader Capital High Quality Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. The Fund’s use of options, credit default swaps, and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price, and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Leader Capital High Quality Income Fund | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
Leader Capital High Quality Income Fund | Options Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options Risk. Options and options on futures contracts give the holder of the option the right, but not the obligation, to buy (or sell) a position in a security or contract to the writer of the option at a specific price. Options are subject to correlation risk because there may be an imperfect correlation between the options and the markets for underlying instruments that could cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to predict correctly future price fluctuations and the degree of correlation between the markets for options and the underlying instruments. Exchanges can limit the number of positions held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Options are also particularly subject to leverage risk and can be subject to liquidity risk.
Leader Capital High Quality Income Fund | Credit Default Swaps [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Default Swaps. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Leader Capital High Quality Income Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
Leader Capital High Quality Income Fund | Variable and Floating Rate Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Variable and Floating Rate Securities Risk. Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Fund to dispose of them at any given time.
Leader Capital High Quality Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund can prepay principal due on these securities, particularly during periods of declining interest rates.
Leader Capital High Quality Income Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Risk. Foreign investments involve additional risks not typically associated with investing in U.S. Government securities and/or securities of domestic companies, including currency rate fluctuations, political and economic instability, differences in financial reporting standards and less strict regulation of securities markets. The withdrawal of the United Kingdom from the European Union (so-called Brexit) may create greater economic uncertainty for European debt issuers and negatively impact their credit quality. Securities subject to these risks may be less liquid than those that are not subject to these risks.
Leader Capital High Quality Income Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Currency Risk. Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
Leader Capital High Quality Income Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. The Fund may invest in countries with newly organized or less developed securities markets. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights.
Leader Capital High Quality Income Fund | Foreign Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Government Securities Risk. The risk involves the possibility that a government may be unable or unwilling to repay its debt due to political or economic factors, including cash flow issues or insufficient foreign reserves. Governments may default on debt securities, potentially leading to debt rescheduling for bondholders. Additionally, there may be no legal recourse or bankruptcy process to collect defaulted government debt.
Leader Capital High Quality Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The strategy used by the Advisor may fail to produce the intended results. The ability of the Fund to meet its investment objectives is directly related to the Advisor’s investment strategies for the Fund. Your investment in the Fund varies with the effectiveness of the Advisor’s research, analysis, and asset allocation among portfolio securities. If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.
Leader Capital High Quality Income Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
Leader Capital High Quality Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. The frequency of the Fund’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Turnover increased as the Fund made strategic changes to portfolio allocation to take advantage of the changing interest rate landscape and to address an increase in capital share activity. The Fund’s portfolio turnover is expected to be over 100% annually, as the Fund’s holdings are frequently traded.
Leader Capital High Quality Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Securities Risk. Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Leader Capital High Quality Income Fund | Other Investment Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risk, The main risk of investing in other investment companies (including open-end, closed-end, and ETFs) is that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.
Leader Capital High Quality Income Fund | ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. ETF investments carry security-specific and market risks. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.
Leader Capital High Quality Income Fund | Private Investment Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Private Investment Fund Risk. Investments in private investment funds, such as hedge funds, private equity funds, and fund-of-funds, carry various risks, including that some fund products use leverage and other speculative investment practices that may increase the risk of investment loss; are not required to provide periodic pricing or valuation information to investors; may involve complex tax structures and delays in distributing important tax information; are not subject to the same regulatory requirements as mutual funds; often charge high fees; and in many cases the underlying investments are not transparent. For purposes of the Fund’s liquidity risk management program, the Fund considers investments in private funds to be illiquid.
Leader Capital High Quality Income Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Issuers may not make interest and principal payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and lower liquidity making it difficult for the Fund to sell the security.
Leader Capital High Quality Income Fund | Loan and Loan Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Loan and Loan Participation Risk. The secondary market for loans and loan participations is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans and loan participations are generally subject to contractual restrictions that must be satisfied before a loan or loan participations can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans and loan participations and may negatively impact the transaction price. It may take longer than seven days for transactions in loans and loan participations to settle. The Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders. Loan participations are indirectly subject to default risk of the bank granting the participation. Such a default will likely delay the Fund’s access to the cash flows from underlying loan. Loans and loan participations may be unsecured which means that they are not collateralized by any specific assets of the borrower.
Leader Capital High Quality Income Fund | Private Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Private Credit Risk: The Fund intends to obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles or direct loans. Typically, private credit investments are not traded in public markets and are illiquid. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations.
Leader Capital High Quality Income Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
1 Year	rr_AverageAnnualReturnYear01	5.10%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.19%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.61%	[6]
Leader Capital High Quality Income Fund | Leader Capital High Quality Income Fund Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCTIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.97%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,190
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.42%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Leader Capital High Quality Income Fund | Leader Capital High Quality Income Fund Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCTRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.38%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.35%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,624
Annual Return 2014	rr_AnnualReturn2014	2.16%
Annual Return 2015	rr_AnnualReturn2015	(8.62%)
Annual Return 2016	rr_AnnualReturn2016	4.29%
Annual Return 2017	rr_AnnualReturn2017	4.48%
Annual Return 2018	rr_AnnualReturn2018	6.00%
Annual Return 2019	rr_AnnualReturn2019	1.15%
Annual Return 2020	rr_AnnualReturn2020	12.38%
Annual Return 2021	rr_AnnualReturn2021	1.99%
Annual Return 2022	rr_AnnualReturn2022	1.94%
Annual Return 2023	rr_AnnualReturn2023	9.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s Investor Class shares had a total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.92%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.08%
5 Years	rr_AverageAnnualReturnYear05	4.96%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Leader Capital High Quality Income Fund | Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	3.93%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Leader Capital High Quality Income Fund | Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.37%
5 Years	rr_AverageAnnualReturnYear05	3.42%
10 Years	rr_AverageAnnualReturnYear10	1.73%
Leader Capital High Quality Income Fund | Leader Capital High Quality Income Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCATX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[8]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,860
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 21, 2023
Leader Capital High Quality Income Fund | Leader Capital High Quality Income Fund Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LCCTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[10]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.97%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,373
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2024

[1]	The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[2]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because of the method of allocating fund-level expenses across the share classes and the short fiscal period covered by the Financial Highlights.
[4]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.
[5]	The 1.00% maximum deferred sales charge may be assessed on shares redeemed within 18 months of purchase.
[6]	The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[7]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights because of the method of allocating fund level expenses across the share classes and the short fiscal period covered by the Financial Highlights.
[8]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.
[9]	The Fund’s Class A shares inception date was June 21, 2023.
[10]	The 1.00% maximum deferred sales charge may be assessed on shares redeemed within 18 months of purchase.
[11]	The Fund’s Class C shares inception date was September 13, 2024.